Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax provision attributable to income from operations
Expected provision using statutory federal income tax rate	$ 2,223	$ 1,798	$ 1,722
Tax-exempt income on state and municipal securities and political subdivision loans	(269)	(169)	(149)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	8	9
Other	30	(35)	(14)
Total income tax provision	$ 1,990	$ 1,602	$ 1,568